Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events
Subsequent Events

Note U.

Subsequent Events

On January 26, 2016, the company announced that the Board of Directors approved a quarterly dividend of $1.30 per common share. The dividend is payable March 10, 2016 to shareholders of record on February 10, 2016.

On February 16, 2016, the company issued $5.0 billion in bonds as follows: $900 million of 18-month floating-rate bonds priced at LIBOR plus 45 basis points, $1.2 billion of 3-year fixed-rate bonds with a 1.8 percent coupon, $900 million of 5-year fixed-rate bonds with a 2.25 percent coupon, $1.35 billion of 10-year fixed-rate bonds with a 3.45 percent coupon and $650 million of 30-year fixed-rate bonds with a 4.7 percent coupon.

On February 18, 2016, the Japan Supreme Court declined to hear the appeal of the Tokyo High Court ruling related to the determination of certain foreign tax losses incurred by the company. The Tokyo High Court judgment, in favor of the company, is now final. See Note N, “Taxes,” on page 105 for additional information on this matter. The company will discuss the impact of this decision as part of its first quarter 2016 earnings in April 2016.